Financial Assets And Liabilities - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 77,351	$ 59,787
Trade receivables [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	77,392	59,839
Trade receivables [member] | Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	74,391	57,873
Trade receivables [member] | Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,960	1,914
Trade receivables [member] | Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	41	52
Trade receivables [member] | Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(41)	(52)
Trade receivables [member] | Expected Credit Loss [Member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (41)	$ (52)